Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Cash Flows From Operating Activities
Net income	$ 459.1	$ 262.8	$ 241.5
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	161.8	135.0	131.5
Lease expense	23.2	17.0	18.1
Deferred income taxes	49.8	85.8	64.0
Stock-based compensation	9.0	18.0	10.3
Asbestos adjustments loss	131.7	143.9	58.2
Excess tax benefits from share-based awards	(2.4)	(3.5)	(0.4)
Restructuring expenses	0.0	0.0	77.4
Loss on early debt extinguishment	0.0	13.1	0.0
Other, net	17.7	20.3	17.2
Changes in operating assets and liabilities:
Accounts and other receivables	(70.9)	46.4	(118.6)
Inventories	(64.3)	98.7	3.2
Lease assets and liabilities, net	(19.2)	(19.1)	(15.6)
Prepaid expenses and other assets	(5.7)	(14.2)	(2.6)
Insurance receivable - Asbestos	8.3	5.8	7.6
Accounts payable and accrued liabilities	136.7	25.0	45.1
Claims and handling costs paid - Asbestos	(118.8)	(106.4)	(105.6)
Income taxes payable	0.2	(14.7)	(11.0)
Other accrued liabilities	41.0	73.0	30.9
Net cash provided by operating activities	757.2	786.9	451.2
Cash Flows From Investing Activities
Purchases of property, plant and equipment	(257.8)	(110.7)	(193.8)
Proceeds from sale of property, plant and equipment	0.0	1.6	8.0
Capitalized interest	(1.9)	(9.5)	(9.5)
Purchase of restricted short-term investments - Asbestos	(114.6)	(25.0)	(75.5)
Proceeds from restricted short-term investments - Asbestos	26.1	23.2	67.0
Net cash used in investing activities	(348.2)	(120.4)	(203.8)
Cash Flows From Financing Activities
Proceeds from credit facilities	390.0	0.0	330.0
Repayments of credit facilities	(350.0)	(130.0)	(350.0)
Repayment of senior unsecured notes	0.0	(400.0)	0.0
Call redemption premium paid to note holders	0.0	(9.5)	0.0
Debt issuance costs	(2.1)	0.0	0.0
Proceeds from issuance of shares	0.3	0.1	0.0
Repayment of finance lease obligations and borrowings	(1.0)	(0.8)	(0.4)
Dividends paid	(484.0)	0.0	(158.6)
Taxes paid related to net share settlement of equity awards	(2.8)	0.0	0.0
Net cash used in financing activities	(449.6)	(540.2)	(179.0)
Effects of exchange rate changes on cash and cash equivalents, restricted cash and restricted cash - Asbestos	(5.9)	6.3	(6.2)
Net (decrease) increase in cash and cash equivalents, restricted cash and restricted cash - Asbestos	(46.5)	132.6	62.2
Cash and cash equivalents, restricted cash and restricted cash - Asbestos at beginning of period	318.4	185.8	123.6
Cash and cash equivalents, restricted cash and restricted cash - Asbestos at end of period	271.9	318.4	185.8
Non-Cash Investing and Financing Activities
Capital expenditures incurred but not yet paid	32.3	18.0	8.3
Supplemental Disclosure of Cash Flow Activities
Cash paid during the year for interest	37.0	56.4	61.5
Cash payment (refund) during the year for income taxes, net	92.7	(3.7)	52.5
Cash paid to AICF	$ 248.5	$ 153.3	$ 108.9